Shareholder Report, Holdings (Details)	Jun. 30, 2025
C000199169 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000199169 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199169 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199169 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.70%
C000199169 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199169 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199169 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199169 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199169 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199169 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000199169 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.20%
C000199169 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000199169 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000199170 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000199170 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199170 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199170 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.70%
C000199170 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199170 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199170 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199170 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199170 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199170 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000199170 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.20%
C000199170 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000199170 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000199172 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000199172 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199172 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199172 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.70%
C000199172 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199172 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199172 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199172 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199172 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199172 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000199172 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.20%
C000199172 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000199172 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%
C000199171 [Member] | Other [Member]
Holdings [Line Items]
Percent of Total Investments	4.10%
C000199171 [Member] | HONG KONG
Holdings [Line Items]
Percent of Total Investments	2.60%
C000199171 [Member] | SINGAPORE
Holdings [Line Items]
Percent of Total Investments	2.50%
C000199171 [Member] | JAPAN
Holdings [Line Items]
Percent of Total Investments	9.70%
C000199171 [Member] | SWEDEN
Holdings [Line Items]
Percent of Total Investments	2.40%
C000199171 [Member] | UNITED KINGDOM
Holdings [Line Items]
Percent of Total Investments	3.40%
C000199171 [Member] | FRANCE
Holdings [Line Items]
Percent of Total Investments	1.50%
C000199171 [Member] | CANADA
Holdings [Line Items]
Percent of Total Investments	2.90%
C000199171 [Member] | GERMANY
Holdings [Line Items]
Percent of Total Investments	1.70%
C000199171 [Member] | AUSTRALIA
Holdings [Line Items]
Percent of Total Investments	6.00%
C000199171 [Member] | UNITED STATES
Holdings [Line Items]
Percent of Total Investments	63.20%
C000199171 [Member] | Common Stock [Member]
Holdings [Line Items]
Percent of Total Investments	98.40%
C000199171 [Member] | Repurchase Agreements [Member]
Holdings [Line Items]
Percent of Total Investments	1.60%